Schedule of Disaggregation of Revenue (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Net revenues	$ 105,011	¥ 745,557	¥ 1,083,045	¥ 4,339,603
Advertising Services [Member]
Product Information [Line Items]
Net revenues				¥ 39,800